Cover	Jun. 21, 2023
Statement [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 21, 2023, Faraday Future Intelligent Electric Inc., a Delaware corporation (the “Company”), issued a letter to investors (the “Letter”), which was furnished as Exhibit 99.1 to the Current Report on Form 8-K furnished with the U.S. Securities and Exchange Commission (the “Original Form 8-K”) and was posted on the Company’s website (www.ff.com). The Company is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) solely for the purpose of furnishing an updated copy of the Letter to correct an inadvertent error in the Letter related to the Company’s cash balances as of the end of December 2022, as of the end of March 31, 2023 and as of the end of June 30, 2023. A corrected version of the Letter is also available on the Company’s website. Information contained on or accessible through the Company’s website is not a part of this Amendment, and the inclusion of such website address in this Amendment is an inactive textual reference only. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 21, 2023
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18455 S. Figueroa Street
Entity Address, City or Town	Gardena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	(424)
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFIE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	FFIEW
Security Exchange Name	NASDAQ